Quarterly Holdings Report
for
Fidelity® Corporate Bond Fund
May 31, 2026
CBD-NPRT3-0726
1.907009.116
Asset-Backed Securities - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (d)	1,074,600	1,062,558
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (d)	870,625	860,145
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (d)	6,000,000	6,000,000
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (d)	905,000	905,000
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	1,199,813	1,211,650
Jersey Mike's Funding Series 2026-1A Class A2I, 4.952% 2/15/2056 (d)	5,187,000	5,111,786
Jersey Mike's Funding Series 2026-1A Class A2II, 5.481% 2/15/2056 (d)	9,975,000	9,817,192
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	1,120,930	1,107,447
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	2,150,255	2,163,269
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	1,278,530	1,284,621
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	1,757,240	1,685,215
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	1,832,100	1,795,917
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	2,856,500	2,775,858
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (d)	2,020,000	1,991,246
Taco Bell Fdg LLC Series 2025-1A Class A2II, 5.049% 8/25/2055 (d)	5,300,000	5,185,484
TOTAL UNITED STATES		42,957,388
TOTAL ASSET-BACKED SECURITIES (Cost $43,509,696)		42,957,388

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Regions Bank/Birmingham AL 6.45% 6/26/2037 (Cost $1,038,899)	985,000	1,040,584

Commercial Mortgage Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(d)	1,176,000	1,176,903
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (b)(d)	890,000	880,029
ELP Series 2025-ELP Class B, 5.0091% 11/13/2042 (b)(d)	4,952,000	4,891,117
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(d)	773,000	772,879
Int Commercial Mortgage Trust Series 2025-PLAZA Class B, 5.3415% 11/5/2037 (b)(d)	848,000	846,868
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (b)(d)	1,403,000	1,395,185
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2195% 12/15/2039 (b)(d)(g)	411,000	410,999
TOTAL UNITED STATES		10,373,980
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,452,038)		10,373,980

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 4.5% 4/22/2029 (Cost $1,990,297)	1,886,000	1,867,140

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
California - 0.0%
General Obligations - 0.0%
State of California 7.625% 3/1/2040	115,000	136,135
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	525,000	652,740
TOTAL MUNICIPAL SECURITIES (Cost $913,404)		788,875

Non-Convertible Corporate Bonds - 91.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.2%
Financials - 1.2%
Banks - 1.1%
Commonwealth Bank of Australia 3.784% 3/14/2032 (d)	9,980,000	9,349,660
National Australia Bank Ltd 5.625% 6/4/2037 (b)(d)	6,000,000	6,007,665
Westpac Banking Corp 5.405% 8/10/2033 (b)	6,036,000	6,110,263
		21,467,588
Financial Services - 0.1%
Cimic Finance Ltd 6% 4/22/2036 (d)	1,925,000	1,906,342
TOTAL AUSTRALIA		23,373,930
BELGIUM - 0.8%
Financials - 0.8%
Banks - 0.8%
KBC Group NV 4.932% 10/16/2030 (b)(d)	7,617,000	7,653,769
KBC Group NV 5.796% 1/19/2029 (b)(d)	3,826,000	3,901,809
KBC Group NV 6.324% 9/21/2034 (b)(d)	4,700,000	5,036,536

TOTAL BELGIUM		16,592,114
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 6.4% 6/28/2054	6,520,000	6,662,332
CANADA - 3.3%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 3.8% 3/15/2032	4,507,000	4,212,993
Rogers Communications Inc 4.55% 3/15/2052	4,154,000	3,306,906
TOTAL COMMUNICATION SERVICES		7,519,899
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 5.077% 9/29/2035 (d)	6,400,000	6,325,153
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources Ltd 2.95% 7/15/2030	5,193,000	4,879,196
Canadian Natural Resources Ltd 5.85% 2/1/2035	180,000	187,885
Canadian Natural Resources Ltd 6.25% 3/15/2038	4,974,000	5,286,487
Canadian Natural Resources Ltd 6.5% 2/15/2037	3,500,000	3,780,659
Cenovus Energy Inc 2.65% 1/15/2032	465,000	415,722
Cenovus Energy Inc 3.75% 2/15/2052	1,441,000	1,038,668
Cenovus Energy Inc 5.25% 6/15/2037	376,000	365,945
Cenovus Energy Inc 5.4% 6/15/2047	899,000	833,372
Cenovus Energy Inc 6.75% 11/15/2039	262,000	289,515
Enbridge Inc 5.55% 6/20/2035	5,200,000	5,330,122
Enbridge Inc 5.95% 4/5/2054	6,755,000	6,802,652
Enbridge Inc 6.7% 11/15/2053	1,300,000	1,435,693
Enbridge Inc 7.2% 6/27/2054 (b)	2,600,000	2,775,032
TOTAL ENERGY		33,420,948
Financials - 0.3%
Insurance - 0.3%
Empower Finance 2020 LP 3.075% 9/17/2051 (d)	2,134,000	1,366,302
Intact Financial Corp 5.459% 9/22/2032 (d)	4,464,000	4,576,099
TOTAL FINANCIALS		5,942,401
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Emera US Finance LP 2.639% 6/15/2031	4,782,000	4,293,497
Emera US Finance LP 3.55% 6/15/2026	5,527,000	5,525,355
Emera US Finance LP 4.75% 6/15/2046	3,302,000	2,799,982
TOTAL UTILITIES		12,618,834
TOTAL CANADA		65,827,235
FRANCE - 0.8%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Orange SA 4.25% 1/13/2031 (d)	3,578,000	3,508,028
Orange SA 4.75% 1/13/2033 (d)	2,944,000	2,910,031
Orange SA 5% 1/13/2036 (d)	5,100,000	5,006,417
TOTAL COMMUNICATION SERVICES		11,424,476
Financials - 0.2%
Banks - 0.2%
BPCE SA 2.277% 1/20/2032 (b)(d)	4,556,000	4,030,109
TOTAL FRANCE		15,454,585
GERMANY - 1.6%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Volkswagen Group of America Finance LLC 1.625% 11/24/2027 (d)	4,527,000	4,332,384
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (d)	3,045,000	3,043,050
TOTAL CONSUMER DISCRETIONARY		7,375,434
Financials - 0.3%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)	2,440,000	2,220,033
Insurance - 0.2%
Allianz SE 5.6% 9/3/2054 (b)(d)	4,000,000	3,963,622
TOTAL FINANCIALS		6,183,655
Health Care - 0.9%
Pharmaceuticals - 0.9%
Bayer US Finance II LLC 4.875% 6/25/2048 (d)	3,224,000	2,698,763
Bayer US Finance LLC 6.25% 1/21/2029 (d)	3,210,000	3,325,483
Bayer US Finance LLC 6.875% 11/21/2053 (d)	11,310,000	12,239,180
TOTAL HEALTH CARE		18,263,426
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (d)	1,243,000	1,212,196
TOTAL GERMANY		33,034,711
IRELAND - 2.4%
Financials - 1.3%
Banks - 0.1%
Bank of Ireland Group PLC 4.997% 11/12/2032 (b)(d)	1,861,000	1,859,456
Consumer Finance - 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	3,344,000	3,320,646
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	2,623,000	2,527,251
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	788,000	721,045
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	1,630,000	1,451,149
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	2,664,000	2,154,566
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	4,180,000	4,076,598
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	8,600,000	9,009,056
		23,260,311
TOTAL FINANCIALS		25,119,767
Industrials - 0.7%
Transportation Infrastructure - 0.7%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (d)	2,250,000	2,182,169
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)	5,148,000	5,172,516
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)	804,000	813,988
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (d)	5,000,000	5,110,789
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	1,538,000	1,581,584
TOTAL INDUSTRIALS		14,861,046
Materials - 0.4%
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	5,100,000	5,178,183
Smurfit Westrock Financing DAC 5.418% 1/15/2035	3,740,000	3,779,765
TOTAL MATERIALS		8,957,948
TOTAL IRELAND		48,938,761
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	207,710
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	204,545

TOTAL ISRAEL		412,255
ITALY - 0.6%
Financials - 0.2%
Banks - 0.2%
UniCredit SpA 1.982% 6/3/2027 (b)(d)	3,735,000	3,734,478
Utilities - 0.4%
Electric Utilities - 0.4%
ENEL Finance International NV 4.375% 9/30/2030 (d)	4,694,000	4,613,397
ENEL Finance International NV 5.5% 6/26/2034 (d)	4,401,000	4,467,560
TOTAL UTILITIES		9,080,957
TOTAL ITALY		12,815,435
JAPAN - 0.8%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp 4.62% 7/16/2028 (d)	274,000	274,207
NTT Finance Corp 4.876% 7/16/2030 (d)	721,000	723,461
NTT Finance Corp 5.171% 7/16/2032 (d)	8,000,000	8,042,534
NTT Finance Corp 5.502% 7/16/2035 (d)	3,000,000	3,040,449
TOTAL COMMUNICATION SERVICES		12,080,651
Financials - 0.2%
Banks - 0.2%
Mizuho Bank Ltd 5.185% 4/16/2036 (d)	4,100,000	4,090,100
TOTAL JAPAN		16,170,751
NETHERLANDS - 0.5%
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 2.25% 9/24/2031 (d)	1,612,000	1,403,538
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(d)	4,207,000	4,179,119
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	3,129,000	2,779,168
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	613,000	608,773
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	1,769,000	1,774,963
TOTAL INFORMATION TECHNOLOGY		5,162,904
TOTAL NETHERLANDS		10,745,561
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American Capital PLC 3.875% 3/16/2029 (d)	3,773,000	3,704,632
SPAIN - 0.7%
Financials - 0.6%
Banks - 0.6%
Banco Santander SA 2.749% 12/3/2030	6,600,000	5,966,917
CaixaBank SA 6.037% 6/15/2035 (b)(d)	6,103,000	6,371,407
TOTAL FINANCIALS		12,338,324
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (d)	2,881,000	2,824,954
TOTAL SPAIN		15,163,278
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 3.091% 5/14/2032 (b)(d)	3,207,000	2,943,898
UBS Group AG 3.126% 8/13/2030 (b)(d)	3,246,000	3,088,089
UBS Group AG 4.194% 4/1/2031 (b)(d)	3,632,000	3,547,064

TOTAL SWITZERLAND		9,579,051
UNITED KINGDOM - 3.0%
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT Capital Corp 7.75% 10/19/2032	3,622,000	4,145,184
BAT International Finance PLC 4.448% 3/16/2028	2,886,000	2,887,071
Reynolds American Inc 5.7% 8/15/2035	103,000	106,256
TOTAL CONSUMER STAPLES		7,138,511
Financials - 2.3%
Banks - 2.3%
Barclays PLC 5.367% 2/25/2031 (b)	5,000,000	5,081,737
Barclays PLC 5.785% 2/25/2036 (b)	5,000,000	5,101,901
Barclays PLC 7.437% 11/2/2033 (b)	1,000,000	1,118,668
HSBC Holdings PLC 2.357% 8/18/2031 (b)	9,356,000	8,457,501
HSBC Holdings PLC 2.848% 6/4/2031 (b)	3,697,000	3,425,753
HSBC Holdings PLC 4.041% 3/13/2028 (b)	2,266,000	2,259,878
HSBC Holdings PLC 4.675% 3/10/2032 (b)	3,100,000	3,059,839
HSBC Holdings PLC 4.95% 3/31/2030	200,000	202,340
HSBC Holdings PLC 5.279% 3/10/2037 (b)	3,100,000	3,067,113
Lloyds Banking Group PLC 4.375% 3/22/2028	2,617,000	2,614,687
Lloyds Banking Group PLC 4.976% 8/11/2033 (b)	3,773,000	3,761,373
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	3,754,000	4,270,891
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)	3,605,000	3,630,698
TOTAL FINANCIALS		46,052,379
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (d)	1,035,000	997,721
180 Medical Inc 5.3% 10/8/2035 (d)	1,919,000	1,866,285
TOTAL HEALTH CARE		2,864,006
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/2030 (d)	326,000	312,383
BAE Systems PLC 5.25% 3/26/2031 (d)	363,000	371,339
BAE Systems PLC 5.3% 3/26/2034 (d)	2,500,000	2,551,383
BAE Systems PLC 5.5% 3/26/2054 (d)	893,000	883,411
		4,118,516
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (d)	674,189	616,391
TOTAL INDUSTRIALS		4,734,907
TOTAL UNITED KINGDOM		60,789,803
UNITED STATES - 75.1%
Communication Services - 7.2%
Diversified Telecommunication Services - 2.9%
AT&T Inc 2.25% 2/1/2032	4,905,000	4,285,880
AT&T Inc 3.55% 9/15/2055	2,075,000	1,356,647
AT&T Inc 3.65% 9/15/2059	1,452,000	947,730
AT&T Inc 3.8% 12/1/2057	6,174,000	4,195,180
AT&T Inc 4.5% 5/15/2035	1,446,000	1,372,120
AT&T Inc 4.75% 4/30/2033	4,050,000	4,000,581
AT&T Inc 6% 4/30/2056	4,000,000	3,921,742
Comcast Corp 2.937% 11/1/2056	977,000	547,931
Comcast Corp 2.987% 11/1/2063	3,786,000	2,029,567
Comcast Corp 3.999% 11/1/2049	538,000	393,492
Comcast Corp 6.05% 5/15/2055	8,600,000	8,495,267
HUT 8 DC LLC 6.192% 11/15/2042 (d)	1,416,000	1,432,891
Verizon Communications Inc 2.55% 3/21/2031	5,600,000	5,106,521
Verizon Communications Inc 3% 11/20/2060	3,160,000	1,842,134
Verizon Communications Inc 3.7% 3/22/2061	2,757,000	1,870,739
Verizon Communications Inc 4.4% 11/1/2034	4,919,000	4,690,603
Verizon Communications Inc 4.5% 8/10/2033	395,000	384,165
Verizon Communications Inc 4.78% 2/15/2035	863,000	839,788
Verizon Communications Inc 5.401% 7/2/2037	258,000	259,219
Verizon Communications Inc 5.875% 11/30/2055	10,130,000	9,968,933
Verizon Communications Inc 6% 11/30/2065	1,770,000	1,742,847
		59,683,977
Entertainment - 0.2%
Walt Disney Co/The 6.65% 11/15/2037	3,552,000	4,004,403
Interactive Media & Services - 1.9%
Alphabet Inc 5.45% 11/15/2055	7,019,000	6,778,448
Alphabet Inc 5.7% 11/15/2075	7,100,000	6,939,931
Meta Platforms Inc 4.2% 11/15/2030	2,858,000	2,821,310
Meta Platforms Inc 4.6% 11/15/2032	3,092,000	3,053,789
Meta Platforms Inc 4.875% 11/15/2035	7,110,000	6,946,910
Meta Platforms Inc 5.5% 11/15/2045	4,111,000	3,858,894
Meta Platforms Inc 5.625% 11/15/2055	4,110,000	3,789,792
Meta Platforms Inc 5.75% 11/15/2065	4,110,000	3,766,261
		37,955,335
Media - 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)	4,980,000	4,634,680
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	3,210,000	2,055,407
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	1,263,000	937,145
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	4,995,000	3,898,316
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	4,113,000	3,318,107
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,396,000	1,070,928
Discovery Communications LLC 3.95% 3/20/2028	3,932,000	3,906,757
Discovery Global Holdings Inc 3.755% 3/15/2027	251,000	249,223
Time Warner Cable LLC 5.5% 9/1/2041	4,562,000	3,936,309
Time Warner Cable LLC 5.875% 11/15/2040	2,823,000	2,538,209
Time Warner Cable LLC 6.55% 5/1/2037	728,000	727,181
Time Warner Cable LLC 6.75% 6/15/2039	470,000	466,722
Time Warner Cable LLC 7.3% 7/1/2038	2,609,000	2,719,030
		30,458,014
Wireless Telecommunication Services - 0.7%
T-Mobile USA Inc 2.4% 3/15/2029	1,197,000	1,131,953
T-Mobile USA Inc 2.7% 3/15/2032	8,119,000	7,237,661
T-Mobile USA Inc 4.95% 11/15/2035	4,950,000	4,860,925
T-Mobile USA Inc 5.65% 1/15/2053	1,509,000	1,437,740
		14,668,279
TOTAL COMMUNICATION SERVICES		146,770,008
Consumer Discretionary - 3.4%
Automobiles - 1.6%
Ford Motor Co 3.25% 2/12/2032	4,150,000	3,682,502
General Motors Co 5% 4/1/2035	860,000	837,588
General Motors Co 5.15% 4/1/2038	4,000,000	3,811,791
General Motors Co 5.2% 4/1/2045	981,000	872,304
General Motors Co 5.4% 4/1/2048	396,000	356,269
General Motors Co 5.95% 4/1/2049	1,871,000	1,800,020
General Motors Financial Co Inc 3.1% 1/12/2032	4,550,000	4,120,865
General Motors Financial Co Inc 4.3% 4/6/2029	4,225,000	4,181,538
Stellantis Finance US Inc 1.711% 1/29/2027 (d)	2,261,000	2,217,019
Stellantis Finance US Inc 2.691% 9/15/2031 (d)	6,485,000	5,590,854
Stellantis Finance US Inc 5.75% 3/18/2030 (d)	4,589,000	4,609,757
		32,080,507
Broadline Retail - 0.7%
Amazon.com Inc 5.65% 3/13/2046	5,200,000	5,193,039
Amazon.com Inc 5.8% 3/13/2056	2,889,000	2,891,756
Amazon.com Inc 5.95% 3/13/2066	5,200,000	5,239,036
		13,323,831
Diversified Consumer Services - 0.0%
Massachusetts Institute of Technology 3.885% 7/1/2116	2,494,000	1,667,145
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc 4.65% 3/16/2031	4,362,000	4,361,950
Specialty Retail - 0.9%
Advance Auto Parts Inc 1.75% 10/1/2027	1,890,000	1,809,473
AutoZone Inc 4% 4/15/2030	3,622,000	3,539,583
Home Depot Inc/The 4.95% 6/25/2034	3,400,000	3,416,110
Home Depot Inc/The 5.95% 4/1/2041	319,000	338,492
Lowe's Cos Inc 3% 10/15/2050	4,414,000	2,781,228
Lowe's Cos Inc 3.75% 4/1/2032	3,773,000	3,576,833
Lowe's Cos Inc 5.625% 4/15/2053	2,433,000	2,338,818
		17,800,537
TOTAL CONSUMER DISCRETIONARY		69,233,970
Consumer Staples - 2.3%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	3,254,000	3,050,660
Consumer Staples Distribution & Retail - 0.8%
Dollar Tree Inc 2.65% 12/1/2031	4,527,000	4,046,670
Dollar Tree Inc 4.2% 5/15/2028	2,406,000	2,391,562
Mars Inc 4.8% 3/1/2030 (d)	1,423,000	1,433,195
Mars Inc 5% 3/1/2032 (d)	1,069,000	1,080,204
Mars Inc 5.2% 3/1/2035 (d)	4,609,000	4,640,029
Mars Inc 5.65% 5/1/2045 (d)	864,000	856,720
Mars Inc 5.7% 5/1/2055 (d)	1,723,000	1,699,672
Mars Inc 5.8% 5/1/2065 (d)	215,000	213,425
		16,361,477
Food Products - 0.7%
Bunge Ltd Finance Corp 4.8% 3/19/2033	5,495,000	5,471,013
Bunge Ltd Finance Corp 5.15% 3/19/2036	7,200,000	7,176,665
Smithfield Foods Inc 3% 10/15/2030 (d)	798,000	727,668
		13,375,346
Tobacco - 0.7%
Philip Morris International Inc 4.375% 11/15/2041	712,000	624,907
Philip Morris International Inc 5.125% 2/15/2030	6,763,000	6,891,168
Philip Morris International Inc 5.625% 11/17/2029	3,301,000	3,415,096
Philip Morris International Inc 5.75% 11/17/2032	3,508,000	3,682,229
		14,613,400
TOTAL CONSUMER STAPLES		47,400,883
Energy - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Cheniere Energy Partners LP 5.35% 11/30/2036 (d)(f)	687,000	687,055
Cheniere Energy Partners LP 6.05% 11/30/2056 (d)(f)	3,191,000	3,224,392
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (d)	5,000,000	5,028,580
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (d)	5,000,000	4,746,592
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	242,000	252,121
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (d)	5,000,000	4,941,694
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	652,000	688,737
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	195,000	207,838
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	351,000	373,630
DCP Midstream Operating LP 5.125% 5/15/2029	3,085,000	3,129,455
DCP Midstream Operating LP 5.6% 4/1/2044	116,000	110,860
DCP Midstream Operating LP 6.75% 9/15/2037 (d)	726,000	791,584
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	2,833,000	2,681,334
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	2,641,000	1,942,357
Energy Transfer LP 3.75% 5/15/2030	4,020,000	3,883,860
Energy Transfer LP 5.4% 10/1/2047	661,000	601,308
Energy Transfer LP 5.6% 9/1/2034	5,000,000	5,119,496
Energy Transfer LP 5.8% 6/15/2038	186,000	189,874
Energy Transfer LP 6% 6/15/2048	121,000	117,913
EQT Corp 5.75% 2/1/2034	8,593,000	8,879,716
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (d)	7,158,000	7,389,721
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (d)	4,146,000	4,231,766
Hess Corp 5.6% 2/15/2041	2,853,000	2,912,278
Hess Corp 5.8% 4/1/2047	4,188,000	4,281,155
Hess Corp 7.3% 8/15/2031	1,198,000	1,344,445
Hess Corp 7.875% 10/1/2029	2,092,000	2,314,235
Occidental Petroleum Corp 5.375% 1/1/2032	1,812,000	1,861,359
Occidental Petroleum Corp 5.55% 10/1/2034	1,329,000	1,370,379
ONEOK Inc 3.25% 6/1/2030	3,848,000	3,639,231
ONEOK Inc 5.65% 9/1/2034	6,179,000	6,338,175
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	639,000	614,663
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	1,302,000	1,294,994
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	5,455,000	5,497,228
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	8,500,000	8,718,921
Spectra Energy Partners LP 4.5% 3/15/2045	329,000	280,263
Targa Resources Corp 5.5% 2/15/2035	5,914,000	6,011,439
Targa Resources Corp 5.55% 8/15/2035	5,000,000	5,082,358
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	169,000	160,464
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036	5,790,000	5,753,983
Western Gas Partners LP 4.05% 2/1/2030 (e)	7,975,000	7,755,204
Western Gas Partners LP 5.3% 3/1/2048	1,447,000	1,264,899
Western Gas Partners LP 6.15% 4/1/2033	2,655,000	2,791,845
Williams Cos Inc/The 2.6% 3/15/2031	4,640,000	4,208,047
Williams Cos Inc/The 3.5% 11/15/2030	1,436,000	1,366,616
Williams Cos Inc/The 4.65% 8/15/2032	1,460,000	1,443,813
Williams Cos Inc/The 5.3% 8/15/2052	323,000	295,866
Williams Cos Inc/The 5.75% 6/24/2044	1,664,000	1,648,076
TOTAL ENERGY		137,469,819
Financials - 22.8%
Banks - 9.3%
Bank of America Corp 1.898% 7/23/2031 (b)	4,225,000	3,775,313
Bank of America Corp 2.592% 4/29/2031 (b)	4,716,000	4,362,307
Bank of America Corp 3.194% 7/23/2030 (b)	6,399,000	6,131,147
Bank of America Corp 4.571% 4/27/2033 (b)	5,282,000	5,188,891
Bank of America Corp 5.015% 7/22/2033 (b)	6,866,000	6,902,395
Bank of America Corp 5.468% 1/23/2035 (b)	10,000,000	10,225,840
Bank of America Corp 6.11% 1/29/2037	812,000	857,426
Citigroup Inc 2.666% 1/29/2031 (b)	3,094,000	2,879,807
Citigroup Inc 3.785% 3/17/2033 (b)	3,773,000	3,555,674
Citigroup Inc 3.98% 3/20/2030 (b)	4,527,000	4,447,533
Citigroup Inc 4.412% 3/31/2031 (b)	3,773,000	3,731,231
Citigroup Inc 4.91% 5/24/2033 (b)	1,983,000	1,975,155
Citizens Financial Group Inc 2.638% 9/30/2032	2,619,000	2,263,312
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	5,150,000	5,210,185
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	2,696,000	2,769,560
Citizens Financial Group Inc 6.645% 4/25/2035 (b)	4,879,000	5,264,881
Fifth Third Bancorp 8.25% 3/1/2038	1,305,000	1,582,688
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)	2,720,000	2,344,848
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	711,000	665,139
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	5,659,000	5,135,083
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	5,659,000	5,580,319
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	6,778,000	6,767,949
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	7,546,000	7,560,405
JPMorgan Chase & Co 4.946% 10/22/2035 (b)	8,848,000	8,734,631
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	11,714,000	12,109,655
KeyCorp 5.305% 1/28/2037 (b)	2,253,000	2,220,438
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	7,100,000	6,992,039
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (b)	9,168,000	9,195,699
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	4,000,000	4,074,513
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	4,000,000	4,101,044
Truist Financial Corp 5.122% 1/26/2034 (b)	2,565,000	2,566,173
Truist Financial Corp 5.153% 8/5/2032 (b)	7,000,000	7,078,366
Wells Fargo & Co 3.068% 4/30/2041 (b)	4,716,000	3,587,520
Wells Fargo & Co 4.897% 7/25/2033 (b)	3,944,000	3,926,735
Wells Fargo & Co 5.15% 4/23/2031 (b)	7,000,000	7,104,015
Wells Fargo & Co 5.499% 1/23/2035 (b)	11,400,000	11,642,948
Wells Fargo & Co 6.491% 10/23/2034 (b)	4,100,000	4,439,374
		186,950,238
Capital Markets - 5.7%
Ares Capital Corp 2.15% 7/15/2026	10,800,000	10,767,560
Ares Strategic Income Fund 4.85% 1/15/2029 (d)	4,260,000	4,148,275
Ares Strategic Income Fund 5.15% 1/15/2031 (d)	5,000,000	4,794,362
Ares Strategic Income Fund 5.55% 4/15/2031 (d)	10,360,000	10,091,013
Athene Global Funding 2.5% 3/24/2028 (d)	4,225,000	4,043,605
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (d)	755,000	452,979
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (d)	2,795,000	1,935,000
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)	2,744,000	2,701,648
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (b)	9,200,000	9,000,028
HPS Corporate Lending Fund 4.9% 9/11/2028	1,921,000	1,887,441
HPS Corporate Lending Fund 5.45% 1/14/2028	3,826,000	3,815,449
HPS Corporate Lending Fund 5.45% 11/15/2030	9,924,000	9,620,920
Morgan Stanley 4.654% 10/18/2030 (b)	10,100,000	10,064,389
Morgan Stanley 4.708% 3/12/2032 (b)	7,300,000	7,233,212
Morgan Stanley 5.23% 1/15/2031 (b)	4,074,000	4,134,982
Morgan Stanley 5.32% 7/19/2035 (b)	12,000,000	12,120,195
Morgan Stanley 6.342% 10/18/2033 (b)	9,055,000	9,694,574
MSCI Inc 5.15% 3/15/2036	6,510,000	6,328,940
MSCI Inc 5.25% 9/1/2035	1,215,000	1,197,062
Nuveen LLC 5.55% 1/15/2030 (d)	884,000	901,621
S&P Global Inc 3.9% 3/1/2062	1,462,000	1,064,477
		115,997,732
Consumer Finance - 1.0%
American Express Co 5.085% 1/30/2031 (b)	1,358,000	1,378,786
Ford Motor Credit Co LLC 3.625% 6/17/2031	200,000	183,888
Ford Motor Credit Co LLC 4.95% 5/28/2027	6,187,000	6,200,565
Ford Motor Credit Co LLC 7.122% 11/7/2033	5,000,000	5,360,838
Stellantis Financial Services US Corp 4.95% 9/15/2028 (d)	2,957,000	2,945,385
Stellantis Financial Services US Corp 5.4% 6/15/2029 (d)	903,000	905,282
Stellantis Financial Services US Corp 5.4% 9/15/2030 (d)	2,467,000	2,438,115
Stellantis Financial Services US Corp 5.8% 6/15/2031 (d)	1,305,000	1,307,508
		20,720,367
Financial Services - 2.4%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (d)	3,754,000	3,784,536
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	1,246,000	1,112,996
Aviation Capital Group LLC 6.75% 10/25/2028 (d)	4,100,000	4,274,817
Corebridge Financial Inc 3.65% 4/5/2027	564,000	561,141
Corebridge Financial Inc 4.35% 4/5/2042	4,150,000	3,496,858
Equitable Holdings Inc 4.35% 4/20/2028	764,000	760,872
Equitable Holdings Inc 5% 4/20/2048	763,000	668,365
Essent Group Ltd 6.25% 7/1/2029	4,400,000	4,542,743
Fiserv Inc 3.5% 7/1/2029	1,423,000	1,368,935
Fiserv Inc 4.55% 2/15/2031	10,100,000	9,896,870
Fiserv Inc 5.25% 8/11/2035	3,000,000	2,937,372
Global Payments Inc 4.5% 11/15/2028	4,621,000	4,583,371
Global Payments Inc 4.875% 11/15/2030	5,100,000	5,019,220
Jackson Financial Inc 5.17% 6/8/2027	611,000	614,082
Rexford Industrial Realty LP 2.15% 9/1/2031	1,749,000	1,521,367
Sixth Street Lending Partners 6.125% 7/15/2030	1,302,000	1,310,441
Voya Financial Inc 4.7% 1/23/2048 (b)	1,897,000	1,848,512
Voya Financial Inc 5.7% 7/15/2043	883,000	869,724
		49,172,222
Insurance - 4.4%
200 Park Funding Trust 5.74% 2/15/2055 (d)	4,900,000	4,821,649
AmFam Holdings Inc 2.805% 3/11/2031 (d)	3,311,000	2,921,733
Aon Corp 6.25% 9/30/2040	86,000	92,448
Arthur J Gallagher & Co 5% 2/15/2032	606,000	606,647
Arthur J Gallagher & Co 5.15% 2/15/2035	4,000,000	3,971,603
Arthur J Gallagher & Co 5.55% 2/15/2055	3,044,000	2,878,993
Assurant Inc 2.65% 1/15/2032	4,697,000	4,140,232
Assurant Inc 5.55% 2/15/2036	2,065,000	2,058,610
Brown & Brown Inc 4.2% 3/17/2032	2,151,000	2,045,257
Brown & Brown Inc 4.9% 6/23/2030	2,222,000	2,221,412
Brown & Brown Inc 5.25% 6/23/2032	2,571,000	2,578,231
Brown & Brown Inc 5.55% 6/23/2035	2,875,000	2,882,222
Brown & Brown Inc 6.25% 6/23/2055	2,918,000	2,929,300
Fortitude Group Holdings LLC 6.25% 4/1/2030 (d)	3,289,000	3,368,740
Hartford Insurance Group Inc/The 4.3% 4/15/2043	411,000	347,397
Lincoln National Corp 5.35% 11/15/2035	5,100,000	4,984,824
Marsh & McLennan Cos Inc 4.95% 3/15/2036	5,518,000	5,433,790
Pacific LifeCorp 3.35% 9/15/2050 (d)	4,263,000	2,887,982
Pacific LifeCorp 5.125% 1/30/2043 (d)	436,000	406,159
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (d)	12,600,000	13,103,325
Pine Street Trust III 6.223% 5/15/2054 (d)	9,000,000	9,089,020
Principal Financial Group Inc 3.7% 5/15/2029	477,000	466,228
Prudential Financial Inc 6% 9/1/2052 (b)	2,597,000	2,645,624
Reinsurance Group of America Inc 5.75% 9/15/2034	5,250,000	5,397,395
Selective Insurance Group Inc 5.9% 4/15/2035	3,187,000	3,301,049
Symetra Life Insurance Co 6.55% 10/1/2055 (d)	1,667,000	1,706,291
Unum Group 4.046% 8/15/2041 (d)	1,270,000	1,030,936
		88,317,097
TOTAL FINANCIALS		461,157,656
Health Care - 4.8%
Biotechnology - 0.6%
Amgen Inc 5.65% 3/2/2053	457,000	444,286
Amgen Inc 5.75% 3/2/2063	832,000	807,599
Gilead Sciences Inc 5.5% 11/15/2054	5,000,000	4,891,233
Gilead Sciences Inc 5.6% 11/15/2064	5,000,000	4,919,720
Regeneron Pharmaceuticals Inc 2.8% 9/15/2050	1,509,000	917,449
		11,980,287
Health Care Equipment & Supplies - 1.0%
Augusta SpinCo Corp 4.656% 3/23/2031	3,917,000	3,894,705
Augusta SpinCo Corp 4.945% 3/23/2033	6,183,000	6,163,981
Augusta SpinCo Corp 5.245% 3/23/2036	2,437,000	2,436,128
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (d)	5,408,000	5,402,332
Medline Borrower LP/Medline Co-Issuer Inc 5.25% 6/15/2033 (d)	915,000	915,355
VSP Optical Group Inc 5.4% 6/1/2033 (d)	557,000	557,492
VSP Optical Group Inc 5.45% 12/1/2035 (d)	634,000	627,363
VSP Optical Group Inc 5.65% 6/1/2036 (d)	570,000	569,075
		20,566,431
Health Care Providers & Services - 2.8%
Centene Corp 2.625% 8/1/2031	11,274,000	9,789,771
Centene Corp 3% 10/15/2030	5,857,000	5,278,379
Centene Corp 4.25% 12/15/2027	331,000	329,987
Centene Corp 4.625% 12/15/2029	2,218,000	2,160,260
Cigna Group/The 4.9% 12/15/2048	314,000	275,818
CommonSpirit Health 4.352% 9/1/2030	1,265,000	1,240,422
CommonSpirit Health 4.975% 9/1/2035	1,320,000	1,282,004
CVS Health Corp 4.78% 3/25/2038	1,312,000	1,225,142
CVS Health Corp 5% 1/30/2029	698,000	706,094
CVS Health Corp 5.125% 2/21/2030	8,572,000	8,696,290
CVS Health Corp 5.25% 1/30/2031	286,000	291,850
CVS Health Corp 5.3% 6/1/2033	5,000,000	5,073,923
CVS Health Corp 6.05% 6/1/2054	5,500,000	5,471,131
Sabra Health Care LP 3.2% 12/1/2031	3,672,000	3,335,140
Sabra Health Care LP 3.9% 10/15/2029	476,000	461,226
UnitedHealth Group Inc 4.625% 7/15/2035	253,000	245,820
UnitedHealth Group Inc 4.65% 1/15/2031	5,200,000	5,214,104
UnitedHealth Group Inc 5.3% 6/15/2035	2,237,000	2,275,294
UnitedHealth Group Inc 5.95% 6/15/2055	2,729,000	2,797,445
		56,150,100
Pharmaceuticals - 0.4%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	4,309,000	4,421,288
Perrigo Finance Unlimited Co 5.15% 6/15/2030 (e)	3,924,000	3,762,202
		8,183,490
TOTAL HEALTH CARE		96,880,308
Industrials - 3.7%
Aerospace & Defense - 0.9%
Boeing Co 5.805% 5/1/2050	6,305,000	6,241,868
Boeing Co 6.298% 5/1/2029	485,000	507,392
Boeing Co 6.388% 5/1/2031	367,000	391,511
Boeing Co 6.528% 5/1/2034	393,000	429,023
Boeing Co 6.858% 5/1/2054	4,391,000	4,953,789
Boeing Co 7.008% 5/1/2064	1,858,000	2,123,220
Hexcel Corp 4.9% 5/15/2031	1,448,000	1,444,630
Hexcel Corp 5.875% 2/26/2035	1,333,000	1,378,917
		17,470,350
Building Products - 0.1%
Carrier Global Corp 2.7% 2/15/2031	3,848,000	3,537,105
Carrier Global Corp 5.9% 3/15/2034	160,000	168,849
Carrier Global Corp 6.2% 3/15/2054	99,000	105,726
Trane Technologies Holdco Inc 5.75% 6/15/2043	135,000	139,288
		3,950,968
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	342,000	284,384
Burlington Northern Santa Fe LLC 4.4% 3/15/2042	847,000	752,307
CSX Corp 4.3% 3/1/2048	3,346,000	2,765,237
Uber Technologies Inc 4.15% 1/15/2031	1,004,000	981,990
Uber Technologies Inc 4.8% 9/15/2035	792,000	771,178
		5,555,096
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 4.65% 11/1/2044	190,000	169,363
Machinery - 0.8%
AGCO Corp 5.8% 3/21/2034	3,844,000	3,951,345
Ingersoll Rand Inc 5.314% 6/15/2031	4,500,000	4,603,387
Ingersoll Rand Inc 5.45% 6/15/2034	4,300,000	4,389,904
Ingersoll Rand Inc 5.7% 8/14/2033	2,250,000	2,337,418
		15,282,054
Professional Services - 1.0%
Booz Allen Hamilton Inc 5.95% 8/4/2033	3,095,000	3,165,152
Leidos Inc 5% 3/15/2036	7,300,000	7,074,058
Paychex Inc 5.1% 4/15/2030	918,000	928,524
Paychex Inc 5.35% 4/15/2032	4,670,000	4,730,965
Paychex Inc 5.6% 4/15/2035	3,874,000	3,913,151
Verisk Analytics Inc 4.45% 3/15/2031	271,000	266,545
		20,078,395
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc 5% 10/3/2034	4,171,000	4,146,607
Sumisho Air Lease Corp 4.5% 3/24/2029 (d)	757,000	752,396
Sumisho Air Lease Corp 4.85% 3/24/2031 (d)	1,826,000	1,809,289
Sumisho Air Lease Corp 5.5% 3/24/2036 (d)	5,265,000	5,246,217
		11,954,509
TOTAL INDUSTRIALS		74,460,735
Information Technology - 6.8%
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp 4.125% 11/15/2030	5,100,000	5,014,671
Amphenol Corp 4.4% 2/15/2033	5,100,000	4,976,315
Dell International LLC / EMC Corp 3.375% 12/15/2041	2,264,000	1,736,744
Dell International LLC / EMC Corp 3.45% 12/15/2051	1,091,000	764,219
Dell International LLC / EMC Corp 4.15% 2/15/2029	3,757,000	3,728,589
Dell International LLC / EMC Corp 4.5% 2/15/2031	6,400,000	6,344,229
Dell International LLC / EMC Corp 4.75% 10/6/2032	1,348,000	1,338,818
Dell International LLC / EMC Corp 5.1% 2/15/2036	6,400,000	6,374,136
Dell International LLC / EMC Corp 5.3% 10/1/2029	3,773,000	3,854,383
Vontier Corp 2.4% 4/1/2028	4,659,000	4,472,058
Vontier Corp 2.95% 4/1/2031	5,228,000	4,747,840
		43,352,002
IT Services - 0.5%
Beignet Investor LLC 6.581% 5/30/2049 (d)	9,500,000	9,793,750
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Inc 2.45% 2/15/2031	2,716,000	2,466,626
Broadcom Inc 2.6% 2/15/2033	2,750,000	2,396,879
Broadcom Inc 3.137% 11/15/2035 (d)	4,150,000	3,535,200
Broadcom Inc 3.5% 2/15/2041	2,186,000	1,748,195
Broadcom Inc 3.75% 2/15/2051	1,026,000	767,058
Broadcom Inc 4.6% 7/15/2030	5,400,000	5,403,817
Broadcom Inc 4.8% 2/15/2036	4,300,000	4,186,389
Broadcom Inc 4.9% 7/15/2032	5,400,000	5,431,554
Broadcom Inc 5.05% 7/12/2029	3,560,000	3,622,101
Broadcom Inc 5.15% 11/15/2031	5,600,000	5,720,689
Broadcom Inc 5.7% 1/15/2056	3,101,000	3,094,219
Micron Technology Inc 2.703% 4/15/2032	1,236,000	1,109,280
Micron Technology Inc 3.366% 11/1/2041	1,347,000	1,052,911
Micron Technology Inc 3.477% 11/1/2051	1,351,000	966,460
		41,501,378
Software - 2.1%
Oracle Corp 2.875% 3/25/2031	4,527,000	4,054,880
Oracle Corp 4.375% 5/15/2055	1,405,000	963,203
Oracle Corp 4.45% 9/26/2030	768,000	744,623
Oracle Corp 4.8% 9/26/2032	1,281,000	1,230,927
Oracle Corp 4.95% 2/4/2031	2,070,000	2,035,526
Oracle Corp 5.2% 9/26/2035	1,166,000	1,110,485
Oracle Corp 5.35% 5/4/2033	2,070,000	2,037,465
Oracle Corp 5.375% 7/15/2040	81,000	72,882
Oracle Corp 5.7% 2/4/2036	2,070,000	2,033,723
Oracle Corp 5.875% 9/26/2045	2,759,000	2,467,471
Oracle Corp 5.95% 9/26/2055	2,962,000	2,590,112
Oracle Corp 6.1% 9/26/2065	2,978,000	2,570,615
Oracle Corp 6.55% 2/4/2046	6,200,000	5,977,991
Oracle Corp 6.7% 2/4/2056	6,200,000	5,971,290
Oracle Corp 6.85% 2/4/2066	6,200,000	5,938,932
Oracle Corp 6.9% 11/9/2052	3,211,000	3,159,374
		42,959,499
TOTAL INFORMATION TECHNOLOGY		137,606,629
Materials - 0.3%
Chemicals - 0.1%
International Flavors & Fragrances Inc 2.3% 11/1/2030 (d)	1,575,000	1,416,292
Construction Materials - 0.2%
CRH America Finance Inc 4.4% 2/9/2031	4,950,000	4,885,704
TOTAL MATERIALS		6,301,996
Real Estate - 6.7%
Diversified REITs - 1.5%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	8,904,000	8,876,910
Piedmont Operating Partnership LP 2.75% 4/1/2032	253,000	215,083
Piedmont Operating Partnership LP 5.625% 1/15/2033	6,200,000	6,150,656
Piedmont Operating Partnership LP 6.875% 7/15/2029	798,000	838,846
Store Capital LLC 2.7% 12/1/2031	858,000	754,806
VICI Properties LP 4.75% 2/15/2028	1,217,000	1,218,660
VICI Properties LP 4.95% 2/15/2030	3,641,000	3,641,681
VICI Properties LP 5.125% 11/15/2031	1,200,000	1,200,514
VICI Properties LP 5.125% 5/15/2032	5,205,000	5,165,435
VICI Properties LP 5.75% 4/1/2034	211,000	215,211
Vornado Realty LP 2.15% 6/1/2026	316,000	315,999
WP Carey Inc 2.4% 2/1/2031	2,127,000	1,911,528
		30,505,329
Health Care REITs - 1.7%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033	5,131,000	4,171,288
Alexandria Real Estate Equities Inc 4.7% 7/1/2030	521,000	517,460
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	7,200,000	7,068,790
Healthpeak OP LLC 4.75% 1/15/2033	5,950,000	5,838,562
National Health Investors Inc 5.35% 2/1/2033	1,834,000	1,820,735
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,168,000	1,035,303
Omega Healthcare Investors Inc 3.375% 2/1/2031	11,399,000	10,587,867
Ventas Realty LP 2.5% 9/1/2031	2,126,000	1,893,847
		32,933,852
Office REITs - 1.3%
COPT Defense Properties LP 2% 1/15/2029	2,896,000	2,710,376
COPT Defense Properties LP 2.75% 4/15/2031	1,519,000	1,378,230
COPT Defense Properties LP 2.9% 12/1/2033	7,561,000	6,445,763
COPT Defense Properties LP 4.5% 10/15/2030	205,000	201,391
Hudson Pacific Properties LP 3.95% 11/1/2027	1,559,000	1,514,727
Hudson Pacific Properties LP 5.95% 2/15/2028	10,874,000	10,770,730
Kilroy Realty LP 2.5% 11/15/2032	700,000	580,057
Kilroy Realty LP 2.65% 11/15/2033	2,120,000	1,706,054
Kilroy Realty LP 5.875% 10/15/2035	1,892,000	1,855,225
		27,162,553
Real Estate Management & Development - 0.3%
Extra Space Storage LP 4.95% 1/15/2033	2,784,000	2,761,203
Tanger Properties LP 2.75% 9/1/2031	3,679,000	3,287,465
		6,048,668
Residential REITs - 1.0%
American Homes 4 Rent LP 5.5% 7/15/2034	1,747,000	1,767,491
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,752,000	1,509,014
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	886,000	842,816
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	4,500,000	4,370,732
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	2,593,000	2,558,548
Sun Communities Operating LP 2.7% 7/15/2031	733,000	660,122
Sun Communities Operating LP 4.2% 4/15/2032	5,659,000	5,429,875
UDR Inc 2.1% 8/1/2032	2,714,000	2,307,652
		19,446,250
Retail REITs - 0.8%
Agree LP 4.8% 10/1/2032	4,123,000	4,090,483
Agree LP 5.6% 6/15/2035	1,392,000	1,430,595
Agree LP 5.625% 6/15/2034	4,300,000	4,428,622
Brixmor Operating Partnership LP 4.05% 7/1/2030	819,000	797,310
Brixmor Operating Partnership LP 4.125% 5/15/2029	420,000	414,448
Brixmor Operating Partnership LP 4.85% 2/15/2033	1,750,000	1,722,744
Kite Realty Group LP 5.5% 3/1/2034	269,000	272,869
Kite Realty Group Trust 4.75% 9/15/2030	1,720,000	1,721,822
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	558,000	547,059
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	881,000	861,619
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	277,000	286,902
Realty Income Corp 2.85% 12/15/2032	181,000	160,629
Regency Centers LP 4.5% 3/15/2033	397,000	387,352
		17,122,454
Specialized REITs - 0.1%
American Tower Corp 2.1% 6/15/2030	2,150,000	1,947,050
TOTAL REAL ESTATE		135,166,156
Utilities - 10.3%
Electric Utilities - 7.8%
AEP Texas Inc 5.7% 5/15/2034	986,000	1,019,380
AEP Texas Inc 5.85% 10/15/2055	6,219,000	6,085,600
Alabama Power Co 3.05% 3/15/2032	1,154,000	1,060,820
Alabama Power Co 5.1% 4/2/2035	1,787,000	1,801,839
American Transmission Systems Inc 2.65% 1/15/2032 (d)	3,542,000	3,165,902
Arizona Public Service Co 5.1% 3/15/2036	4,383,000	4,327,120
Cleco Corporate Holdings LLC 3.375% 9/15/2029	4,212,000	3,982,445
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (d)	1,357,000	1,330,875
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,245,000	1,285,848
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	5,000,000	5,025,531
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	4,905,000	5,018,287
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	5,000,000	4,778,150
Duke Energy Corp 2.45% 6/1/2030	479,000	442,000
Duke Energy Corp 2.55% 6/15/2031	2,641,000	2,390,737
Duke Energy Corp 4.5% 8/15/2032	7,595,000	7,487,332
Duke Energy Corp 4.95% 9/15/2035	1,850,000	1,815,760
Duke Energy Corp 5% 8/15/2052	7,595,000	6,601,211
Duke Energy Corp 5.45% 6/15/2034	5,000,000	5,118,258
Duke Energy Indiana LLC 4.9% 7/15/2043	1,016,000	933,156
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	440,000	395,789
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	1,774,000	1,564,380
Duquesne Light Holdings Inc 3.616% 8/1/2027 (d)	1,658,000	1,639,407
Emera US Finance LLC 5.2% 4/1/2033	1,099,000	1,093,891
Exelon Corp 3.35% 3/15/2032	7,856,000	7,279,049
Exelon Corp 4.05% 4/15/2030	2,862,000	2,799,924
Exelon Corp 4.1% 3/15/2052	230,000	176,268
Exelon Corp 5.45% 3/15/2034	3,500,000	3,586,231
Exelon Corp 5.6% 3/15/2053	3,400,000	3,260,813
FirstEnergy Corp 2.25% 9/1/2030	3,488,000	3,142,285
FirstEnergy Corp 2.65% 3/1/2030	6,250,000	5,791,912
FirstEnergy Corp 4.85% 7/15/2047 (e)	3,500,000	3,035,340
FirstEnergy Transmission LLC 4.75% 1/15/2033	3,818,000	3,756,807
Georgia Power Co 5.25% 3/15/2034	4,300,000	4,383,293
IPALCO Enterprises Inc 4.25% 5/1/2030	5,433,000	5,265,926
IPALCO Enterprises Inc 5.75% 4/1/2034	1,829,000	1,816,204
ITC Holdings Corp 5.65% 5/9/2034 (d)	6,000,000	6,163,396
Ohio Edison Co 4.95% 12/15/2029 (d)	2,193,000	2,217,772
Pacific Gas and Electric Co 5.9% 10/1/2054	2,842,000	2,689,315
Pinnacle West Capital Corp 4.9% 5/15/2028	950,000	956,182
Pinnacle West Capital Corp 5.15% 5/15/2030	1,014,000	1,028,729
PPL Capital Funding Inc 5.25% 9/1/2034	4,167,000	4,188,963
Southern Co/The 3.7% 4/30/2030	5,591,000	5,415,805
Southern Co/The 4.4% 7/1/2046	4,905,000	4,099,794
Southwestern Electric Power Co 5.2% 4/1/2036	653,000	644,940
Southwestern Electric Power Co 5.3% 4/1/2033	789,000	800,696
Southwestern Electric Power Co 5.9% 4/1/2056	5,200,000	5,114,732
Tampa Electric Co 6.55% 5/15/2036	169,000	184,265
Virginia Electric and Power Co 5.55% 8/15/2054	1,358,000	1,310,918
Vistra Operations Co LLC 4.7% 1/31/2031 (d)	5,100,000	5,011,095
Vistra Operations Co LLC 5% 4/30/2031 (d)	721,000	717,417
Vistra Operations Co LLC 5.25% 4/30/2033 (d)	764,000	759,104
Vistra Operations Co LLC 5.55% 4/30/2036 (d)	1,381,000	1,375,263
Xcel Energy Inc 3.5% 12/1/2049	2,768,000	1,947,873
Xcel Energy Inc 4.8% 9/15/2041	188,000	167,452
		157,451,481
Gas Utilities - 0.3%
Boston Gas Co 4.487% 2/15/2042 (d)	678,000	575,978
ONE Gas Inc 2% 5/15/2030	1,965,000	1,782,270
Southern Co Gas Capital Corp 3.15% 9/30/2051	1,845,000	1,210,812
Southern Co Gas Capital Corp 5.1% 9/15/2035	3,000,000	2,975,556
		6,544,616
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 2.45% 1/15/2031	6,228,000	5,581,233
AES Corp/The 3.95% 7/15/2030 (d)	2,106,000	2,022,419
Southern Power Co 4.25% 10/1/2030	1,987,000	1,960,177
Southern Power Co 4.9% 10/1/2035	3,813,000	3,717,287
		13,281,116
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co 2.85% 5/15/2051	2,452,000	1,502,321
NiSource Inc 1.7% 2/15/2031	1,886,000	1,647,873
NiSource Inc 2.95% 9/1/2029	678,000	644,721
NiSource Inc 3.6% 5/1/2030	3,080,000	2,965,992
NiSource Inc 4.375% 5/15/2047	1,886,000	1,551,425
NiSource Inc 4.8% 2/15/2044	3,018,000	2,672,964
NiSource Inc 5% 6/15/2052	1,320,000	1,151,158
NiSource Inc 5.25% 2/15/2043	80,000	75,175
NiSource Inc 5.95% 6/15/2041	386,000	394,731
Puget Energy Inc 2.379% 6/15/2028	3,992,000	3,816,443
Puget Energy Inc 4.1% 6/15/2030	1,049,000	1,017,224
Puget Energy Inc 4.224% 3/15/2032	6,457,000	6,201,136
Puget Energy Inc 5.725% 3/15/2035	5,378,000	5,418,183
WEC Energy Group Inc 2.2% 12/15/2028	1,886,000	1,786,374
		30,845,720
TOTAL UTILITIES		208,122,933
TOTAL UNITED STATES		1,520,571,093
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,921,720,501)		1,859,835,527

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (b)	2,153,000	2,218,822
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.375% (b)(c)(d)	1,356,000	1,256,736
UBS Group AG 4.875% (b)(c)(d)	2,890,000	2,921,296

TOTAL SWITZERLAND		4,178,032
TOTAL PREFERRED SECURITIES (Cost $6,399,000)		6,396,854

U.S. Treasury Obligations - 3.4%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2045	4.68 to 4.79	8,579,000	8,198,307
US Treasury Bonds 4.625% 11/15/2055	4.83 to 4.86	3,300,000	3,115,406
US Treasury Bonds 4.75% 2/15/2056	4.63 to 5.03	41,000,000	39,513,750
US Treasury Bonds 4.75% 5/15/2055	5.00	2,940,000	2,829,750
US Treasury Bonds 4.75% 8/15/2055	4.98	50,000	48,142
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.56	5,469,000	5,400,424
US Treasury Bonds 5% 5/15/2056	4.98	10,500,000	10,531,172
TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,079,083)			69,636,951

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $41,898,883)	3.67	41,891,777	41,900,155

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,099,001,801)	2,034,797,454
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(8,476,822)
NET ASSETS - 100.0%	2,026,320,632

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is perpetual in nature with no stated maturity date.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $435,522,713 or 21.5% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	77,611,200	528,635,817	564,345,293	1,374,701	(1,569)	-	41,900,155	41,891,777	0.1%
Fidelity Securities Lending Cash Central Fund	-	15,192,666	15,192,185	1,307	(481)	-	-	-	0.0%
Total	77,611,200	543,828,483	579,537,478	1,376,008	(2,050)	-	41,900,155

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.